Commitments and Contingencies (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	CAD 29,926
Processing agreements	41,845
Transportation agreements	31,948
Total	103,719
Operating lease and sublease payments recognized as expense	6,500	CAD 7,700
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	7,727
Processing agreements	6,993
Transportation agreements	2,602
Total	17,322
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	13,510
Processing agreements	9,164
Transportation agreements	14,635
Total	37,309
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	8,689
Processing agreements	9,004
Transportation agreements	13,661
Total	31,354
Beyond 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	0
Processing agreements	16,684
Transportation agreements	1,050
Total	CAD 17,734